FINANCIAL INSTRUMENTS (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Impairment loss	$ 794,000
Margin Clients [Member]
IfrsStatementLineItems [Line Items]
net impairment loss	$ 9,491,000	$ 330,000	$ 863,000
Write-off of the loss allowance		$ 4,844,000